Derivatives and Hedging	12 Months Ended
Dec. 31, 2012
Derivatives and Hedging [Abstract]
Derivatives and Hedging
6.  Derivatives and Hedging

The Partnerships' objective is to profit from speculative trading in Futures Interests. Therefore, the Trading Advisor for each Partnership will take speculative positions in Futures Interests where it feels the best profit opportunities exist for its trading strategy. As such, the average number of contracts outstanding in absolute quantity (the total of the open long and open short positions) has been presented as a part of the volume disclosure, as position direction is not an indicative factor in such volume disclosures. With regard to foreign currency forward trades, each notional quantity amount has been converted to an equivalent contract based upon an industry convention.

The following tables summarize the valuation of each Partnership's investments as of December 31, 2012 and 2011.

Charter Campbell

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	101,521	(62,923)	147,045	(47,790)	137,853	531
Equity	378,456	(157,913)	–	(12,055)	208,488	464
Foreign currency	142,465	(206,669)	1,037,514	(68,152)	905,158	4,815
Interest rate	172,068	(66,131)	115	(73,372)	32,680	2,003
Total	794,510	(493,636)	1,184,674	(201,369)	1,284,179
Unrealized currency loss					(2,389,680)
Total net unrealized loss on open contracts					(1,105,501)

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	27,760	(35,100)	554,382	(553,530)	(6,488)	530
Equity	153,472	(2,078)	75,465	(5,440)	221,419	383
Foreign currency	183,838	(32,663)	1,202,671	(23,414)	1,330,432	7,864
Interest rate	1,031,489	(86,417)	13,978	(21,713)	937,337	2,111
Total	1,396,559	(156,258)	1,846,496	(604,097)	2,482,700
Unrealized currency loss					(2,392,751)
Total net unrealized gain on open contracts					89,949

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	2
Options written	–	1

Charter Aspect

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	146,738	(309,360)	497,636	(366,534)	(31,520)	858
Equity	731,889	(35,125)	–	(7,075)	689,689	592
Foreign currency	215,614	(357,045)	448,109	(187,096)	119,582	936
Interest rate	410,678	(367,000)	1,320	(8,248)	36,750	2,731
Total	1,504,919	(1,068,530)	947,065	(568,953)	814,501
Unrealized currency gain					802,973
Total net unrealized gain on open contracts					1,617,474

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	85,884	(342,624)	976,621	(401,199)	318,682	673
Equity	59,202	(15,408)	183,235	(23,702)	203,327	407
Foreign currency	59,707	(3,322)	175,112	(141,973)	89,524	974
Interest rate	1,708,363	(185,840)	–	(6,585)	1,515,938	3,152
Total	1,913,156	(547,194)	1,334,968	(573,459)	2,127,471
Unrealized currency gain					848,606
Total net unrealized gain on open contracts					2,976,077

Charter WNT

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
		$	$	$	$
Commodity	31,952	(333,393)	76,513	(259,084)	(484,012)	523
Equity	428,624	(226,638)	–	(1,063)	200,923	445
Foreign currency	260,280	(213,183)	821,252	(41,892)	826,457	736
Interest rate	359,182	(166,099)	100	(5,648)	187,535	2,409
Total	1,080,038	(939,313)	897,865	(307,687)	730,903
Unrealized currency loss					(43,191)
Total net unrealized gain on open contracts					687,712

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	7
Options written	–	7

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	53,417	(311,649)	393,065	(290,803)	(155,970)	382
Equity	66,968	(853)	24,716	(23,666)	67,165	221
Foreign currency	207,275	(4,171)	595,829	(37,164)	761,769	405
Interest rate	908,073	(52,740)	4,925	(6,788)	853,470	1,128
Total	1,235,733	(369,413)	1,018,535	(358,421)	1,526,434
Unrealized currency loss					(49,877)
Total net unrealized gain on open contracts					1,476,557

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	1,720	6
Options written	(3,973)	6

The following tables summarize the net trading results of each Partnership for the years ended December 31, 2012, 2011, and 2010, respectively.

Charter Campbell

The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, included in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	(78,186)	(4,324,493)	2,623,618
Equity	1,698,887	(5,133,663)	(2,142,624)
Foreign currency	588,805	(2,468,048)	2,490,889
Interest rate	2,058,201	12,229,439	9,927,453
Unrealized currency gain (loss)	3,072	(24,198)	(74,383)
Proceeds from Litigation	–	80	6,177
Total	4,270,779	279,117	12,831,130

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	December 31,
	2012	2011	2010
Trading Results	$	$	$
Net realized	5,466,229	320,492	9,247,401
Net change in unrealized	(1,195,450)	(41,455)	3,577,552
Proceeds from Litigation	–	80	6,177
Total Trading Results	4,270,779	279,117	12,831,130

Charter Aspect

The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, included in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	(4,929,264)	(2,318,060)	1,170,080
Equity	(2,163,493)	(2,222,271)	(2,549,288)
Foreign currency	(1,694,971)	(280,415)	4,924,389
Interest rate	3,085,699	13,845,290	15,903,498
Unrealized currency gain (loss)	(45,631)	139,004	67,332
Proceeds from Litigation	–	–	40,052
Total	(5,747,660)	9,163,548	19,556,063

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	December 31,
	2012	2011	2010
Trading Results	$	$	$
Net realized	(4,389,057)	12,254,509	13,688,766
Net change in unrealized	(1,358,603)	(3,090,961)	5,827,245
Proceeds from Litigation	–	–	40,052
Total Trading Results	(5,747,660)	9,163,548	19,556,063

Charter WNT

The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, included in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	(4,329,868)	1,377,994	2,629,176
Equity	465,473	(1,384,478)	(745,185)
Foreign currency	(2,691,759)	167,453	3,756,154
Interest rate	4,629,105	6,968,653	8,508,553
Unrealized currency gain (loss)	6,686	(37,121)	1,756
Proceeds from Litigation	–	–	40,150
Total	(1,920,363)	7,092,501	14,190,604

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	December 31,
	2012	2011	2010
Trading Results	$	$	$
Net realized	(1,128,261)	8,058,605	12,177,274
Net change in unrealized	(792,102)	(966,104)	1,973,180
Proceeds from Litigation	–	–	40,150
Total Trading Results	(1,920,363)	7,092,501	14,190,604